Intangible assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Intangible assets
At beginning of period	[1]	£ 6,622
Impairment of goodwill and other intangible assets		9	£ 44		£ 37
At end of period		6,655	6,622	[1]
Cost
Intangible assets
At beginning of period		12,273	20,188
Currency translation and other adjustments		(1)	(178)
Acquisition of subsidiaries			1
Additions		348	380
Disposals and write-off of fully amortised assets		(89)	(8,118)
At end of period		12,531	12,273		20,188
Accumulated amortisation and impairment
Intangible assets
At beginning of period		(5,651)	(13,572)
Currency translation and other adjustments		(1)	179
Disposals and write-off of fully amortised assets		67	8,077
Charge for the year		(282)	(291)
Impairment of goodwill and other intangible assets		(9)	(44)
At end of period		(5,876)	(5,651)		(13,572)
Goodwill
Intangible assets
At beginning of period		5,607
Disposals and write-off of fully amortised assets			8,000
At end of period		5,607	5,607
Goodwill | Cost
Intangible assets
At beginning of period		9,980	18,164
Currency translation and other adjustments			(180)
Acquisition of subsidiaries			1
Disposals and write-off of fully amortised assets		(41)	(8,005)
At end of period		9,939	9,980		18,164
Goodwill | Accumulated amortisation and impairment
Intangible assets
At beginning of period		(4,373)	(12,558)
Currency translation and other adjustments			180
Disposals and write-off of fully amortised assets		41	8,005
At end of period		(4,332)	(4,373)		(12,558)
Other
Intangible assets
Impairment to goodwill		9	44
Other | Internally generated software
Intangible assets
At beginning of period		1,015
At end of period		1,048	1,015
Other | Internally generated software | Cost
Intangible assets
At beginning of period		2,293	2,024
Currency translation and other adjustments		(1)	2
Additions		348	380
Disposals and write-off of fully amortised assets		(48)	(113)
At end of period		2,592	2,293		2,024
Other | Internally generated software | Accumulated amortisation and impairment
Intangible assets
At beginning of period		(1,278)	(1,014)
Currency translation and other adjustments		(1)	(1)
Disposals and write-off of fully amortised assets		26	72
Charge for the year		(282)	(291)
Impairment of goodwill and other intangible assets		(9)	(44)
At end of period		£ (1,544)	£ (1,278)		£ (1,014)

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.